Vessel Operating Costs (Tables)	12 Months Ended
Dec. 31, 2023
Vessel Operating Costs
Schedule of vessel operating costs

	For the year ended
	December 31,
	2021	2022	2023
Crew costs	38,768	40,019	35,576
Technical maintenance expenses	19,342	16,030	17,591
Other operating expenses	17,223	16,314	14,586
Total	75,333	72,363	67,753